Note 42 - Other operating income and expenses	12 Months Ended
Dec. 31, 2020
Other Operating Income and Expenses
Other Operating Income And Expenses

42. Other operating income and expense

The breakdown of the balance under the heading “Other operating income” in the accompanying consolidated income statements is as follows:

Other operating income (Millions of Euros)
	2020	2019	2018
Gains from sales of non-financial services	244	258	458
Hyperinflation adjustment (*)	94	146	120
Other operating income	154	235	351
Total	492	639	929

(*) See Note 2.2.19.

The breakdown of the balance under the heading “Other operating expense” in the accompanying consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	2020	2019	2018
Change in inventories	124	107	292
Contributions to guaranteed banks deposits funds	800	746	670
Hyperinflation adjustment (*)	348	538	494
Other operating expense	390	551	565
Total	1.662	1.943	2.021

(*) See Note 2.2.19.